Financial Instruments and Risk Management (Tables)	11 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Instrument
The carrying values of each classification of financial instrument as at December 31, 2017 are:

	Loans and receivables	Available for sale	Othe financial liabilities	Total carrying value
Financial assets
Cash	$6,931	$-	$-	$6,931
Amounts receivable	82	2,883	-	2,965
Total financial assets	$7,013	$2,883	$-	$9,896

Financial liabilities
Accounts payable and accruals	$-	$-	$3,630	$3,630
Convertible debt	-	-	49,067	49,067
Non-convertible debt	-	-	92,268	92,268
Total financial liabilities	$-	$-	$144,965	$144,965

The carrying values of each classification of financial instrument as at January 31, 2017 are:

	Loans and receivables	Available for sale	Other financial liabilities	Total carrying value
Financial assets
Cash	$18,674	$-	$-	$18,674
Amounts receivable	105	2,656	-	2,761
Total financial assets	$18,779	$2,656	$-	$21,435

Financial liabilities
Accounts payable and accruals	$-	$-	$3,188	$3,188
Convertible debt	-	-	42,154	42,154
Non-convertible debt	-	-	65,752	65,752
Total financial liabilities	$-	$-	$111,094	$111,094

Schedule of Interest Rate Risk
The Company was exposed to interest rate risk through the following assets and liabilities:

	December 31, 2017	January 31, 2017
Cash	$6,931	$18,674
Convertible debt	49,067	42,154
Non-convertible debt	$92,268	$65,752